Current liabilities - Trade payables (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current liabilities
Total trade payables	€ 7,985	€ 7,866
Research and development suppliers
Current liabilities
Total trade payables	5,408	4,953
General and administrative suppliers
Current liabilities
Total trade payables	€ 2,577	€ 2,913